UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2009 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--8.7%
Apollo Group, Cl. A	23,100 a	1,701,777
Brink's	41,700	1,122,147
DreamWorks Animation SKG, Cl. A	53,950 a	1,919,001
Gap	168,575	3,607,505
McDonald's	58,875	3,359,996
Navistar International	27,400 a	1,025,582
Priceline.com	17,525 a,b	2,905,996
TJX Cos.	76,575	2,844,761
Weight Watchers International	28,525	782,726
		19,269,491
Consumer Staples--13.7%
Bare Escentuals	44,025 a	523,457
Church & Dwight	42,500	2,411,450
Costco Wholesale	71,550	4,039,713
Hansen Natural	46,950 a	1,724,943
Kimberly-Clark	59,925	3,534,377
PepsiCo	125,100	7,338,366
Procter & Gamble	100,475	5,819,512
Staples	71,200	1,653,264
SYSCO	63,725	1,583,566
Unilever (NY Shares)	60,725	1,752,524
		30,381,172
Energy--7.0%
EnCana	22,525	1,297,665
ENSCO International	47,825	2,034,475
EOG Resources	21,200	1,770,412
Nexen	93,975	2,121,016
Noble	64,325	2,441,777
SEACOR Holdings	26,850 a	2,191,766
Southwestern Energy	41,750 a	1,781,890

Talisman Energy	109,225	1,893,962
		15,532,963
Financial--6.7%
Charles Schwab	117,500	2,250,125
Chubb	41,025	2,068,070
Discover Financial Services	210,500	3,416,415
Goldman Sachs Group	6,825	1,258,189
Investment Technology Group	57,600 a	1,608,192
State Street	40,300	2,119,780
Travelers Cos.	43,450	2,139,044
		14,859,815
Health Care--15.8%
Alcon	15,075	2,090,450
Amgen	76,975 a	4,636,204
AstraZeneca, ADR	43,050 b	1,935,097
Becton, Dickinson & Co.	31,725	2,212,819
Biogen Idec	38,500 a	1,945,020
Genzyme	66,075 a	3,748,435
Gilead Sciences	61,400 a	2,860,012
Humana	42,900 a	1,600,170
Johnson & Johnson	93,050	5,665,815
Kinetic Concepts	45,800 a	1,693,684
Millipore	23,500 a	1,652,755
Novartis, ADR	23,150	1,166,297
WellPoint	77,950 a	3,691,712
		34,898,470
Industrial--9.9%
3M	47,450	3,501,810
Donaldson	23,075	799,087
Dun & Bradstreet	18,725	1,410,367
Emerson Electric	122,875	4,924,830
Equifax	39,050	1,137,917
First Solar	7,800 a,b	1,192,308
Fluor	25,150	1,278,877
Ryder System	21,025	821,237
Tyco International	55,175	1,902,434
United Technologies	81,125	4,942,946

		21,911,813
Materials--2.7%
MeadWestvaco	74,300	1,657,633
Nucor	36,625	1,721,741
Schnitzer Steel Industries, Cl. A	30,800	1,640,100
Worthington Industries	71,700	996,630
		6,016,104
Software--7.4%
CA	76,700	1,686,633
Microsoft	326,700	8,458,263
Oracle	211,925	4,416,517
Sybase	44,975 a	1,749,528
		16,310,941
Technology--24.3%
Accenture, Cl. A	86,250	3,214,537
Apple	47,050 a	8,721,658
Avnet	45,475 a	1,180,986
Cisco Systems	250,475 a	5,896,181
EMC	172,525 a	2,939,826
Garmin	61,300	2,313,462
Google, Cl. A	9,150 a	4,537,027
Intel	61,750	1,208,448
International Business Machines	81,775	9,781,108
National Semiconductor	107,175	1,529,387
QUALCOMM	104,325	4,692,539
Symantec	79,000 a	1,301,130
Texas Instruments	193,700	4,588,753
Western Union	92,625	1,752,465
		53,657,507
Utilities--2.5%
FPL Group	25,950	1,433,218
Sempra Energy	64,400	3,207,764
WGL Holdings	27,225	902,237
		5,543,219
Total Common Stocks
(cost $209,888,648)		218,381,495

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,826,000)	1,826,000 [c]	1,826,000
Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,071,065)	6,071,065 [c]	6,071,065
Total Investments (cost $217,785,713)	102.2%	226,278,560
Liabilities, Less Cash and Receivables	(2.2%)	(4,980,311)
Net Assets	100.0%	221,298,249

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $5,275,620 and the total market value of the collateral held by the fund is $6,071,065.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $217,785,713. Net unrealized appreciation on investments was $8,492,847 of which $20,441,652 related to appreciated investment securities and $11,948,805 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical investments.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	206,124,484		-	- 206,124,484
Equity Securities - Foreign+	12,257,011		-	- 12,257,011
Mutual Funds	7,897,065		-	- 7,897,065
Other Financial Instruments++	-		-	- -
Liabilities ($)
Other Financial Instruments++	-		-	- -

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)